SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10 — SUBSEQUENT EVENTS

On August 6, 2018, the Company sold 992,000 shares of its common stock at $6.25 per share for net proceeds of $5,547,635, after costs and expenses of $652,365 In addition, On August 23, 2018, the Company sold
8,000
shares of its common stock at a sales price of $6.25 per share for net proceeds of $
48,000
, after costs and expenses of $
2,000
. It is anticipated that the Company has cash sufficient to fund operations for the next twelve months.

At the closing of the private placement, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with the investors pursuant to which the Company agreed to register the shares for resale. Under the terms of the Registration Rights Agreement, the Company will be obligated to file a registration statement covering the resale or other disposition of the registrable securities by the Investors no later than 30 days after the initial closing and to use its reasonable best efforts to cause the registration statement to become effective no later than 90 days after the initial closing. In the event that the Company fails to file and obtain and maintain effectiveness of the registration statement, the Company is subject to certain penalties, including making certain registration delay payments to the investors.

On August 23, 2018, the Company entered into an Amended and Restated Common Stock and Warrant Purchase Agreement, which amended the Common Stock Purchase Agreement dated September 29, 2017, pursuant to which we issued warrants to the purchasers of our common stock thereunder. Pursuant to such agreement, the Company issued an additional
85,719
 warrants to certain purchasers. The warrants have a term of 5 years and an exercise price of $6.25.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent events through April 2, 2018:

On March 9, 2018, the Company granted an aggregate of 61,494 options to an employee as compensation for services rendered. The options are exercisable at $6.45 for five years with (i) 38,394 options vesting 50% at the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting at the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting at the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 13,100 options vesting 50% on January 1, 2018, 50% vesting at each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018.

Reverse Stock Split:

On August 1, 2018, the Company amended its Articles of Incorporation to implement a reverse stock split in the ratio of 1 share for every 25 shares of common stock and to reduce the number of authorized common stock from 250,000,000 to 50,000,000. No fractional shares were issued from such aggregation of common stock, upon the reverse split; any fractional share was rounded up and converted to the nearest whole share of common stock. As a result, 186,994,384 of the Company’s common stock were exchanged for 7,479,775 of the Company's common stock resulting in the transfer of $1,795 from common stock to additional paid in capital. These amendments were approved and filed of record by the Delaware Secretary of State on August 1, 2018, effective on August 1, 2018.  FINRA declared the Company’s 1-for-25 reverse stock split market effective as of August 8, 2018. These financial statements have been retroactively restated to reflect the reverse stock split.